BASIS OF FINANCIAL STATEMENT PRESENTATION	6 Months Ended
Jun. 30, 2015
Disclosure Text Block [Abstract]
Basis of Accounting [Text Block]
NOTE 1 – BASIS OF FINANCIAL STATEMENT PRESENTATION

The Financial Statements and related notes have been restated to retroactively reflect the effect of a 1-for-50 reverse stock split that the Company effectuated on October 14, 2015.

These interim condensed financial statements of COPsync, Inc. (the "Company") are unaudited, but reflect, in the opinion of management, all normal recurring adjustments necessary to fairly present the financial position of the Company as of June 30, 2015, and its results of operations and cash flows for the three-month and six-month periods ended June 30, 2015.  Certain information and footnote disclosures normally included in the audited financial statements have been condensed or omitted pursuant to the rules and regulations of the Securities and Exchange Commission. Because all the disclosures required by accounting principles generally accepted in the United States are not included, these interim condensed financial statements should be read in conjunction with the audited financial statements and notes thereto in the Company’s Annual Report on Form 10-K as of and for the year ended December 31, 2014. The results for the three-month and six-month periods ended June 30, 2015 are not necessarily indicative of the results to be expected for the entire fiscal year ending December 31, 2015, or any other period. The year-end condensed balance sheet data as of December 31, 2014, was derived from audited financial statements, but does not include all disclosures required by accounting principles generally accepted in the United States.